CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Total attributable to equity holders of the Bank	$ 472,351	$ 448,878
Allocated to reserves	141,706	112,219
Allocated to dividends	$ 330,645	$ 336,659
Number of shares	188,446,126,794	188,446,126,794
Dividend per share (in dollars per shares)	$ 1.755	$ 1.787